Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014	Dec. 31, 2012
Financial Instruments and Fair Value [Line Items]
Gross realized gains on the sale of our marketable securities	$ 357	$ 238	$ 416
Gross realized losses on the sale of our marketable securities	565	85	258
OTTI on securities	281	0	$ 0
Cash collateral received from derivative financial instruments	192	268
Forward-starting interest swaps, anticipated debt issuance amount				$ 1,000
Effective portion of our cash flow hedges before tax effect	375
Foreign currency gain (loss) to be reclassified during next 12 months	293
Foreign exchange contracts | Fair Value of Derivatives Not Designated as Hedging Instruments
Financial Instruments and Fair Value [Line Items]
Notional amount of derivative	7,500	6,200
Interest rate swap | Fair Value of Derivatives Not Designated as Hedging Instruments
Financial Instruments and Fair Value [Line Items]
Notional amount of derivative					$ 1,000
Interest rate contracts
Financial Instruments and Fair Value [Line Items]
Notional amount of derivative	50	150
Cash Flow Hedging Relationship | Foreign exchange contracts
Financial Instruments and Fair Value [Line Items]
Notional amount of derivative	$ 16,400	13,600
Foreign exchange option contracts, maximum maturities	36 months
Derivatives in Fair Value Hedging Relationship | Foreign exchange contracts
Financial Instruments and Fair Value [Line Items]
Notional amount of derivative	$ 1,800	1,500
Derivatives in Fair Value Hedging Relationship | Interest rate contracts
Financial Instruments and Fair Value [Line Items]
Notional amount of derivative	$ 295	$ 175